Average Annual Total Returns - VIPTargetVolatilityPortfolio-ServiceService2PRO - VIPTargetVolatilityPortfolio-ServiceService2PRO - VIP Target Volatility Portfolio	Apr. 29, 2024
VIP Target Volatility Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	14.14%
Past 5 years	6.99%
Past 10 years	5.41%
VIP Target Volatility Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	13.93%
Past 5 years	6.84%
Past 10 years	5.25%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1806
Average Annual Return:
Past 1 year	15.22%
Past 5 years	8.27%
Past 10 years	6.37%